Earnings per Share	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings per Share

Note 13. Earnings per Share

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
The following reflects the income used in the basic and diluted earnings per share computations:
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	(45,344,496)	(11,123,199)	(14,951,948)

(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	320,432,814	260,795,745	232,795,371
Effect of dilution:
Share options	—	—	—
Weighted average number of ordinary shares adjusted for the effect of dilution	320,432,814	260,795,745	232,795,371
Loss per share (basic and diluted in cents)	(14.15)	(4.27)	(6.42)

There have been no transactions involving ordinary shares or potential ordinary shares that would significantly change the number of ordinary shares or potential ordinary shares outstanding between the reporting date and the date of completion of this financial report.

Diluted earnings per share is calculated as net loss divided by the weighted average number of ordinary shares and dilutive potential ordinary shares. Options granted under the Long Term Incentive (LTIP) and Non‑Executive Director Share and Option (NED Plan) plans would generally be included in the calculation due to the conditions of the issuance being satisfied. As the Group is in a loss position, the options are anti‑dilutive and, accordingly, the basic loss per share is the same as the diluted loss per share.

A total number of 16,644,000 options outstanding June 30, 2021 were anti‑dilutive and were therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share. These options related to the following option plans

We have not declared or paid any dividends on our ordinary shared. We intend to retain any earnings for use in our business and do not currently intend to pay cash dividends on our ordinary shares.  Dividends, if any, on our outstanding ordianry shares will be declared by and subject to the discretion of our board of directors, and subject to Australian law.

	2021	2020	2019
NED Plan	10,000,000	6,000,000	6,000,000
LTIP	6,644,000	12,044,000	12,969,000
	16,644,000	18,044,000	18,969,000

As of June 30, 2021, 11,394,000 outstanding options were exercisable as of that date (2020: 18,044,000).